Financial debt (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial debt [Abstract]
Disclosure of detailed information about short term borrowings [text block]

a)	Short-term financial debt is as follows:

	December 31,
	2017	2016	2015
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.44 percentage points.	$1,376,200	-	-
Loan in the amount of 70,000 thousand dollars, maturing in July 2017, at LIBOR (3) rate plus 0.425 percentage points.	1,376,200	-	-
Denominated in pesos, maturing in January 2018, at TIIE (1) FIRA (2) rate plus 0.60 percentage points	100,000	-	-
Loan in the amount of 70,000 thousand dollars, maturing in June 2017, at LIBOR (3) rate plus 0.50 percentage points.	-	1,444,800	-
Loan of 85,000 thousand dollars, maturing in June 2016, at LIBOR (3) rate plus 0.48 percentage points	-	-	1,462,850
Denominated in pesos, maturing in January 2016, at TIIE (1) FIRA (2) rate plus 0.85 percentage points	-	-	160,000
Total short-term debt	$2,852,400	1,444,800	1,622,850

Disclosure of detailed information about Long term borrowings [text block]
b)	Long-term debt consists of the following:

	December 31,
	2017		2016	2015
Denominated in pesos, maturing in September 2017, at TIIE (1) rates plus 0.63 percentage points.	$		98,000	100,000
Denominated in pesos, maturing in 2017 and 2018, at TIIE (1) FIRA (2) rates less 0.25 percentage points.		553,651	603,739	603,871
Denominated in pesos, maturing in 2018, at TIIE (1) FIRA (2) rates less 0.60 percentage points.		289,000	293,400	297,800
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.25 percentage points.		53,973	53,978	-
Denominated in pesos, maturing in 2019, at TIIE (1) FIRA (2) rates plus 0.50 percentage points.			54,000	-
Denominated in pesos, maturing in 2015 and 2016, at TIIE (1) plus 1.00 percentage points.			-	2,489
Debt securities (subsection (d))		-	1,500,000	1,500,000
Debt securities (subsection (d))		1,500,000	-	-
Total		2,396,624	2,603,137	2,504,160
Less current maturities		(842,651)	(1,652,725)	(9,033)
Long-term debt, excluding current maturities		$1,553,973	950,412	2,495,127

Disclosure of detailed information about maturities of long term borrowings [text block]
c)	Maturities of long-term debt, excluding current maturities, as of December 31, 2017, are as follows:

Year	Amount
2019	53,973
2022	1,500,000
1,553,973

Disclosure of reconciliation of liabilities arising from financing activities [text block]
e)	Reconciliation of liabilities arising from financing activities

Balance as of January 1, 2017	$4,047,937
Changes that represent cash flows
Proceeds from borrowings	5,378,915
Principal payment on loans	(4,246,100)
Changes that do not represent cash flows
Others	68,272
Balance as of December 31, 2017	$5,249,024